UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM S-8

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

HIGH PLAINS GAS, INC.

(Exact Name of Registrant as Specified in Its Charter)

NEVADA

26-36343813

 (State or other jurisdiction of incorporation or organization)

(IRS Employer Identification No.)

1200 East Lincoln, Gillette, Wyoming

82717

(Address of Principal Executive Offices)

(Zip Code)

High Plains Gas 2011 Amended and Restated Employee and Consultant Stock Option Plan

Officer, Director and Employee Compensation Plan

Legal Services Agreements

(Full title of the plan)

Brandon Hargett, Chief Executive Officer

High Plains Gas, Inc.

1200 East Lincoln

Gillette, Wyoming 82717

(307) 686-5030

(Name, address and telephone, including area code, of agent for service)

with a copy to:

M. Richard Cutler, Esq.

Cutler Law Group

3355 West Alabama, Suite 1150

Houston, Texas 77098

(713) 888-0040

Indicate by check mark whether the registrant is a large accelerated filer, an accelerated filer, a non-accelerated filer, or a smaller reporting company. See the definitions of “large accelerated filer,” “accelerated filer” and “smaller reporting company” in Rule 12b-2 of the Exchange Act.

Large accelerated filer [ ]

Accelerated filer [ ]

Non-accelerated filer  [ ]  (Do not check if a smaller reporting company)

Smaller reporting company [X]

CALCULATION OF REGISTRATION FEE

Title of Securities to be Registered	Amount to be Registered	Proposed Maximum Offering Price per Share	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee
Common Stock, par value $0.001 per share	15,000,000(1)	$0.07(3)	$1,050,000	$24.38
Common Stock, par value $0.001 per share	3,000,000(2)	$0.07(3)	$210,000	$121.91
TOTAL	18,000,000		$1,260,000	$146.29

(1) Issuable pursuant to the “Amended and Restated High Plains Gas, Inc. 2011 Employee and Consultant Stock Option Plan.”

(2) Issued or issuable pursuant as compensation in lieu of salaries to directors, officers and employees of the Company and for legal fee agreements.

(3) Offering price is the closing price of our common stock on October 18, 2011.

EXPLANATORY NOTE

In accordance with the instructional Note to Part I of Form S-8 as promulgated by the Securities and Exchange Commission, the information specified by Part I of Form S-8 has been omitted from this Registration Statement on Form S-8 for offers of Common Stock pursuant to the Plan.

PART II

INFORMATION REQUIRED IN THE REGISTRATION STATEMENT

Item 3. Incorporation of Certain Documents by Reference.

The following documents filed by the Registrant with the Commission are incorporated herein by reference:

(a)

The Registrant’s Annual Report on Form 10-K/A for the fiscal year ended December 31, 2010 filed on April 18, 2011 and as amended on May 18, 2011.

(b)

The Registrant’s Current Reports on Form 8-K filed on August 4, 2010, October 6, 2010, October 22, 2010, November 22, 2010, December 1, 2010, December 7, 2010, December 9, 2010, December 14, 2010, December 15, 2010, February 3, 2011, February 8, 2011, February 14, 2011, March 1, 2011, March 15, 2011, March 15, 2011, March 15, 2011, March 24, 2011, April 1, 2011, May 6, 2011, June 2, 2011, July 1, 2011, July 1, 2011, July 11, 2011, August 15, 2011, September 9, 2011 and October 11, 2011.

(c)

The Registrant’s Quarterly Reports on Form 10-Q filed on August 20, 2010, November 22, 2010, May 16, 2011 and August 22, 2011.

(d)

The description of the Common Stock contained in the Registrant’s Report on Form 8-K filed on October 18, 2010.

All reports and other documents filed by the Registrant after the date hereof pursuant to Sections 13(a), 13(c), 14 and 15(d) of the Exchange Act prior to the filing of a post-effective amendment which indicates that all securities offered hereby have been sold or which deregisters all securities then remaining unsold, shall be deemed to be incorporated by reference herein and to be part hereof from the date of filing of such reports and documents.

Item 4. Description of Securities.

Not applicable.

Item 5. Interests of Named Experts and Counsel.

The validity of the issuance of the shares of Common Stock registered under this Registration Statement has been passed upon for the Registrant by Cutler Law Group.  Attorneys with that firm hold an aggregate of 3,040,000 shares of Common Stock of the Registrant.

Item 6. Indemnification of Directors and Officers.

Pursuant to our bylaws we have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Company) by reason of the fact that such person is or was one of our directors, officers, employees or agents, or is or was serving at our request as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to our best interests, and, with respect to any criminal action or proceeding, had no reasonable cause to believe the person's conduct was unlawful.

Our bylaws also give us the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in our right to procure a judgment in our favor by reason of the fact that such person is or was one of our directors, officers, employees or agents, or is or was serving at our request as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to our best interests and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to us unless and only to the extent that a court of competent jurisdiction or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

Our bylaws also provide that to the extent that one of our directors, officers, employees or agents has been successful on the merits or otherwise in the defense of any action, suit or proceeding, or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith.

Our bylaws further provide that our Board of Directors may by a vote of a majority of the full Board of Directors, authorize us to purchase and maintain insurance on behalf of any person who is or was one of our directors, officers, employees or agents, or is or was serving at our request as a director.

Item 7. Exemption from Registration Claimed.

Not applicable.

Item 8. Exhibits.

3.1

Articles of Incorporation; filed with the Registrant’s Registration Statement on Form SB-2, May 19, 2005

3.2

Bylaws; filed with the Registrant’s Registration Statement on Form SB-2, May 19, 2005

3.3

Amended Articles of Incorporation – changing name from Northern Explorations, Ltd. to High Plains Gas, Inc.; filed October 6, 2010 on Form 8-K.

5.1

Opinion of Cutler Law Group as to the legality of shares being registered.

23.1

Consent of Cutler Law Group (included in opinion of counsel filed as Exhibit 5).

23.2

Consent of Eide Bailly LLP.

Item 9. Undertakings.

(a)

The undersigned Registrant hereby undertakes:

(1)

To file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

(i)

To include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

(ii)

To reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement.  Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the Commission pursuant to Rule 424(b) (Sec. 230.424(b) of this chapter) if, in the aggregate, the changes in volume and price represent no more than a 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement.

(iii)

To include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

Provided, however, That:

(A) Paragraphs (a)(1)(i) and (a)(1)(ii) of this section do not apply if the registration statement is on Form S-8 (Sec. 230.16b of this chapter), and the information required to be included in a post-effective amendment by those paragraphs is contained in reports filed with or furnished to the Commission by the Registrant pursuant to Section 13 or Section 15(d) of the Securities Exchange Act of 1934 (15 U.S.C. 78m or 78o(d)) that are incorporated by reference in this registration statement; and

(B) Paragraphs (a)(1)(i), (a)(1)(ii) and (a)(1)(iii) of this section do not apply if the registration statement is on Form S-3 (Sec. 239.13 of this chapter) or Form F-3 (Sec. 239.33 of this chapter) and the information required to be included in a post-effective amendment by those paragraphs is contained in reports filed with or furnished to the Commission by the Registrant pursuant to Section 13 or Section 15(d) of the Securities Exchange Act of 1934 that are incorporated by reference in the registration statement, or is contained in a form of prospectus filed pursuant to Rule 424(b) (Sec. 230.424(b) of this chapter) that is part of the registration statement.

(C) Provided further, however, that paragraphs (a)(1)(i) and (a)(1)(ii) do not apply if the registration statement is for an offering of asset-backed securities on Form S-1 (Sec. 239.11 of this chapter) or Form S-3 (Sec. 239.13 of this chapter), and the information required to be included in a post-effective amendment is provided pursuant to Item 1100(c) of Regulation AB (Sec. 229.1100(c)).

(2)

That, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(3)

To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

(b)

The undersigned Registrant hereby undertakes that, for purposes of determining any liability under the Securities Act of 1933, each filing of the Registrant’s annual report pursuant to Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934 (and, where applicable, each filing of an employee benefit plan’s annual report pursuant to Section 15(d) of the Securities Exchange Act of 1934) that is incorporated by reference in this registration statement shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(c)

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

The Registrant.  Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it has reasonable grounds to believe that it meets all of the requirements for filing on Form S-8 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Gillette, Wyoming on October 18, 2011.

High Plains Gas, Inc.

By \s\ Brandon W. Hargett

Brandon W. Hargett, CEO

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature

Title

Date

\s\ Brandon W. Hargett

CEO and Interim CFO (Principal

October 18, 2011

Brandon W. Hargett

Executive Officer and Principal

Financial And Accounting Officer)

\s\ Mark D. Hettinger

Chairman of the Board

October 18, 2011

Mark D. Hettinger

of Directors

\s\ Joseph Hettinger

Director

October 18, 2011

Joseph Hettinger

\s\ Cordell Fonnesbeck

Director

October 18, 2011

Cordell Fonnesbeck

\s\ Alan R. Smith

Director

October 18, 2011

Alan R. Smith